Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–87.69%(b)(c)
Aerospace & Defense–2.67%
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.46%	12/06/2025		$ 164	$ 166,147
Consolidated Aerospace Manufacturing, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)(d)	5.45%	08/11/2022		1,842	1,840,228
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	5.61%	06/28/2024		2,533	2,537,080
IAP Worldwide Services, Inc.
First Lien Revolver Loan (d)(e)	1.44%	07/18/2021		929	929,279
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)(d)	8.61%	07/18/2021		1,056	1,055,580
Leidos Innovations Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.50%	08/22/2025		33	32,896
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	4.85%	10/04/2024		8,921	7,954,365
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)(d)	6.96%	04/29/2024		2,020	2,014,799
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	05/31/2025		2,083	2,083,921
Space Exploration Technologies Corp., Term Loan (1 mo. USD LIBOR + 4.25%)(d)	5.95%	11/21/2025		6,165	6,180,190
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.20%	05/30/2025		16,351	16,354,145
Term Loan F (1 mo. USD LIBOR + 2.50%)	4.20%	06/09/2023		2,845	2,849,599
Term Loan G (1 mo. USD LIBOR + 2.50%)	4.20%	08/22/2024		3,418	3,420,508
Wesco Aircraft Hardware Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.21%	02/28/2021		3,718	3,719,884
Xebec Global Holdings, LLC, Term Loan (1 wk. USD LIBOR + 5.25%)(d)	7.36%	02/12/2024		4,029	4,028,769
					55,167,390
Air Transport–1.22%
American Airlines, Inc.
Term Loan (1 mo. USD LIBOR + 1.75%)	3.45%	06/27/2025		93	92,701
Term Loan B (1 mo. USD LIBOR + 2.00%)	3.77%	12/14/2023		220	220,099
Avolon TLB Borrower 1 (US) LLC, Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	3.47%	01/15/2025		7,027	7,065,128
Etraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.25%	08/02/2024	EUR	1,121	1,242,365
Gol LuxCo S.A. (Luxembourg), Term Loan	6.50%	08/31/2020		7,224	7,323,543
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	04/01/2024		279	279,964
WestJet Airlines Ltd. (Canada), Term Loan B (f)	—	08/07/2026		9,014	9,075,529
					25,299,329
Automotive–2.07%
Allison Transmission, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.54%	03/29/2026		82	82,792
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	7.45%	05/22/2025		3,991	3,811,607
BCA Marketplace PLC (United Kingdom)
Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.55%	09/24/2026	GBP	1,073	1,393,651
Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	09/24/2026	EUR	787	869,123
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	4.44%	11/26/2026		2,243	2,253,387
Dayco Products, LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	6.16%	05/19/2023		2,195	1,937,147
Garrett Borrowing LLC
Term Loan B (3 mo. EURIBOR + 2.75%)	2.75%	09/27/2025	EUR	374	410,821
Term Loan B (3 mo. USD LIBOR + 2.50%)	4.60%	09/27/2025		1,429	1,406,219
IAA Spinco, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	4.00%	06/29/2026		2,259	2,273,576
Mavis Tire Express Services Corp.
Delayed Draw Term Loan (e)	3.44%	03/20/2025		102	97,142
Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	03/20/2025		806	763,712
Panther BF Aggregator 2 L.P. (Canada)
Term Loan (f)	—	04/30/2026	EUR	1,034	1,143,820
Term Loan B (1 mo. USD LIBOR + 3.50%)	5.20%	04/30/2026		5,063	5,069,557
Project Boost Purchaser, LLC, First Lien Term Loan (f)	—	06/01/2026		1,860	1,845,035
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.70%	05/22/2024		$ 3,002	$ 2,852,195
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.70%	10/01/2025		8,479	8,129,715
ThermaSys Corp.
Term Loan (3 mo. USD LIBOR + 6.00%)(d)	8.10%	10/02/2023		332	301,775
Term Loan (3 mo. USD LIBOR + 6.00%)(d)	8.11%	01/01/2024		1,814	1,423,763
TI Group Automotive Systems, L.L.C., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	06/30/2022		305	303,503
Transtar Holding Co.
Delayed Draw Term Loan (e)	0.00%	04/11/2022		243	241,919
First Lien Term Loan (2 mo. USD LIBOR + 4.25%) (d)	6.02%	04/11/2022		2,289	2,254,642
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate (d)(g)	7.75%	04/11/2022		840	840,011
Visteon Corp., Term Loan (1 mo. USD LIBOR + 1.75%)(d)	3.48%	03/25/2024		263	262,828
Wand NewCo 3, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	02/05/2026		639	642,822
Winter Park Intermediate, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.45%	04/04/2025		2,261	2,228,609
					42,839,371
Beverage & Tobacco–0.49%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	12/13/2023			2,525	2,430,241
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.95%	12/13/2023			5,110	4,943,476
Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	5.95%	12/13/2023			711	696,250
Term Loan (3 mo. USD LIBOR + 4.25%)	6.36%	12/13/2023			2,102	2,057,562
						10,127,529
Building & Development–1.72%
Advanced Drainage Systems, Inc., Term Loan (f)	—	09/30/2026			1,655	1,667,662
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.70%	01/15/2027			6,293	6,292,587
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	01/02/2025			33	32,855
Capital Automotive L.P.
First Lien Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	4.21%	03/25/2024			745	747,064
Second Lien Term Loan B (1 mo. USD LIBOR + 6.00%)	7.71%	03/24/2025			2,600	2,614,942
CRH Europe Distribution (Netherlands), Term Loan B (f)	—	11/01/2026	EUR		2,161	2,333,999
DiversiTech Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.61%	06/02/2025			146	142,288
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.10%	06/03/2024			968	949,426
Financiere Persea (Proxiserve) (France), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR		473	526,567
HD Supply Waterworks, Ltd., Term Loan (2 mo. USD LIBOR + 2.75%)	4.67%	08/01/2024			259	255,959
HD Supply, Inc., Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	3.45%	10/17/2023			266	267,362
LSF10 Wolverine Investments S.C.A. (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	07/04/2024	EUR		988	1,086,288
Quimper AB (Sweden)
Second Lien Term Loan (3 mo. EURIBOR + 8.25%)	8.25%	02/13/2027	EUR		857	911,496
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	4.25%	02/16/2026	EUR		2,172	2,388,225
Re/Max, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	12/15/2023			4,757	4,768,673
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.96%	02/08/2025			7,694	7,450,500
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.70%	07/24/2024			3,282	3,208,673
						35,644,566
Business Equipment & Services–7.64%
Alorica, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.95%	06/30/2022			929	783,811
Altran Technologies (France), Term Loan B (3 mo. USD LIBOR + 2.50%)	4.66%	03/20/2025			989	990,966
Asurion LLC, Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	4.70%	11/03/2023			654	655,319
AVS Group GmbH (Germany), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/17/2026	EUR		518	576,665
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Blackhawk Network Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	06/15/2025		$ 63	$ 63,277
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.81%	06/15/2026		752	753,177
Blucora, Inc., Term Loan (2 mo. USD LIBOR + 3.00%)	4.70%	05/22/2024		2,615	2,628,919
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	6.24%	06/21/2024		956	938,180
Brightview Landscapes, LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	4.28%	08/15/2025		2,653	2,667,302
Camelia Bidco Ltd. (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.51%	10/14/2024	GBP	3,136	4,055,301
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	10/30/2026		1,941	1,951,072
Cast & Crew Payroll, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.71%	02/09/2026		216	217,515
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.72% Cash Rate (g)	9.50%	08/15/2023		993	419,411
Term Loan (1 mo. USD LIBOR + 7.50%)	9.22%	02/15/2023		761	605,531
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	9.01%	08/08/2026		234	227,960
Crossmark Holdings, Inc., Term Loan (1 mo. USD LIBOR + 10.00%)(d)	12.11%	07/26/2023		857	818,767
Dream Secured Bondco AB (Sweden), Term Loan B1F (3 mo. EURIBOR + 3.50%)	3.50%	10/21/2022	EUR	850	941,713
FleetCor Technologies Operating Co., LLC, Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	3.45%	08/02/2024		1,155	1,160,170
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	6.66%	10/30/2026		3,373	3,367,635
Gartner, Inc., Term Loan A (1 mo. USD LIBOR + 1.50%)(d)	3.20%	03/21/2022		409	410,411
Genesys Telecom Holdings, U.S., Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	4.95%	12/01/2023		36	36,143
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.70%	04/16/2025		2,457	2,300,200
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)	10.70%	04/16/2026		1,148	1,001,927
Holding Socotec (France), Term Loan B-4 (3 mo. EURIBOR + 4.00%)	4.00%	07/27/2024	EUR	1,072	1,187,666
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (3 mo. EURIBOR + 3.00%)	4.00%	12/21/2024	EUR	476	528,670
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.54%	06/23/2024	GBP	1,337	1,724,381
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)(d)	6.60%	03/05/2026		2,860	2,816,646
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(d)	10.61%	03/05/2027		1,946	1,941,377
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (6 mo. USD LIBOR + 4.00%)	6.06%	11/21/2024		1,898	1,782,900
Iron Mountain, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	01/02/2026		2,453	2,440,768
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.50%)	4.00%	09/15/2026		3,355	3,378,865
Karman Buyer Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	07/23/2021		10,085	9,546,528
First Lien Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.95%	07/23/2021		405	382,092
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.45%	04/25/2025		5,622	5,650,442
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.34%	03/13/2025		2	2,299
LegalZoom.com, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	11/21/2024		150	150,538
Monitronics International, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	8.61%	03/29/2024		8,277	7,221,758
Term Loan (1 mo. USD LIBOR + 5.00%)	7.11%	08/30/2024		9,269	9,281,033
On Assignment, Inc., Term Loan B-2 (f)	—	04/02/2025		940	943,975
Outfront Media Capital LLC
Term Loan (1 mo. USD LIBOR + 2.00%)	3.51%	03/18/2024		10,857	10,892,706
Term Loan (3 mo. USD LIBOR + 1.75%)	3.51%	11/18/2026		1,376	1,381,580
Prime Security Services Borrower, LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	5.04%	09/23/2026		7,496	7,428,442
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.71%	01/29/2025		129	126,814
Refinitiv US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	5.45%	10/01/2025		12,271	12,360,830
Sector Alarm Holding A.S. (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	06/04/2026	EUR	946	1,050,744
ServiceMaster Co. (The), Term Loan B (1 mo. USD LIBOR + 1.75%)	3.50%	10/30/2026		1,971	1,978,585
SMS Systems Maintenance Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.70%	10/30/2023		4,101	3,212,928
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.25%	11/14/2022		12,914	12,639,270
Techem GmbH (Germany), Term Loan B-3 (3 mo. EURIBOR + 3.50%)	3.50%	07/31/2025	EUR	585	649,028
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	05/01/2024		$ 2	$ 1,945
TNS, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.93%	02/14/2020		160	156,235
Trans Union LLC
Incremental Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	3.79%	06/19/2025		110	109,932
Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.79%	04/10/2023		862	864,460
Term Loan B-5	3.45%	11/16/2026		4,990	5,001,880
Travelport Finance (Luxembourg) S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 5.00%)	7.11%	05/30/2026		2,219	2,033,835
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)(d)	5.60%	05/21/2026		3,282	3,298,577
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)(d)	4.95%	05/16/2022		1,077	1,049,884
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)(d)	4.95%	05/16/2022		221	215,232
West Corp.
Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.43%	10/10/2024		4,649	3,719,430
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.93%	10/10/2024		4,659	3,789,522
Wex, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.95%	05/17/2026		6,614	6,646,080
WowMidco SAS (France)
Term Loan B (2 mo. EURIBOR + 3.50%)	3.50%	08/02/2026	EUR	1,872	2,072,442
Term Loan B (3 mo. USD LIBOR + 4.75%)	5.51%	08/08/2026	GBP	704	911,161
					158,142,852
Cable & Satellite Television–5.16%
Altice Financing S.A. (Luxembourg), Term Loan (1 mo. USD LIBOR + 2.75%)	4.47%	01/31/2026		2,452	2,397,834
Atlantic Broadband Finance, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	01/03/2025		8,829	8,860,001
Cable One, Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	3.46%	05/01/2024		342	344,263
Charter Communications Operating, LLC
Term Loan B-1 (f)	—	04/30/2025		560	563,388
Term Loan B-2 (3 mo. USD LIBOR + 1.75%)	3.45%	02/01/2027		1,263	1,270,661
CSC Holdings, LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	4.02%	01/15/2026		3,837	3,835,735
Term Loan (1 mo. USD LIBOR + 2.25%)	4.02%	07/17/2025		18,606	18,591,795
Term Loan (1 mo. USD LIBOR + 2.50%)	4.33%	04/15/2027		286	286,527
Ion Media Networks, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	4.75%	12/18/2024		5,334	5,336,009
MCC Iowa LLC, Term Loan M (1 wk. USD LIBOR + 2.00%)	3.59%	01/15/2025		64	64,456
Mediacom Illinois LLC, Term Loan N (1 wk. USD LIBOR + 1.75%)	3.34%	02/15/2024		2,504	2,519,680
Numericable-SFR S.A. (France)
Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	5.45%	01/31/2026		13,802	13,672,312
Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	5.76%	08/14/2026		6,174	6,144,442
Telenet Financing USD LLC
Term Loan AN (1 mo. USD LIBOR + 2.25%)	4.02%	08/15/2026		9,891	9,901,555
Term Loan AO (6 mo. EURIBOR + 2.50%)	2.50%	12/15/2027	EUR	526	582,973
Virgin Media Bristol LLC (United Kingdom)
Term Loan (3 mo. EURIBOR + 2.50%)	2.50%	01/15/2029	EUR	1,366	1,507,923
Term Loan N (1 mo. USD LIBOR + 2.50%)	4.27%	01/31/2028		18,686	18,716,829
Ziggo Secured Finance Partnership
Term Loan E (1 mo. USD LIBOR + 2.50%)	4.26%	04/15/2025		10,407	10,403,371
Term Loan H (3 mo. EURIBOR + 3.00%)	3.00%	01/15/2029	EUR	1,542	1,693,936
					106,693,690
Chemicals & Plastics–2.97%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.10%	01/31/2024		106	104,959
Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	7.36%	08/27/2026		7,481	7,513,421
Avantor, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.00%)	4.70%	11/21/2024		72	72,530
Axalta Coating Systems US Holdings, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	3.85%	06/01/2024		98	98,317
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	10/01/2025	EUR	750	$ 832,718
Cabot Microelectronics Corp., Term Loan (1 mo. USD LIBOR + 2.25%)	4.00%	11/14/2025		$ 3,766	3,785,292
Charter NEX US, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	05/16/2024		913	915,270
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	05/16/2024		82	81,015
Chemours Co. (The), Term Loan (1 mo. USD LIBOR + 1.75%)	3.46%	04/03/2025		154	146,488
Encapsys, LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	11/07/2024		1	1,283
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	4.35%	02/14/2024		463	460,970
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	4.35%	02/14/2024		453	451,162
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	4.43%	08/07/2024		2,103	2,108,231
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	3.72%	10/20/2024		2,307	2,312,349
Hexion International Holdings B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR	767	844,036
Term Loan B (3 mo. USD LIBOR + 3.50%)	5.60%	06/26/2026		2,551	2,562,643
Ignition Midco B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	07/02/2025	EUR	1,618	1,780,686
Ineos US Finance LLC, Term Loan (2 mo. USD LIBOR + 2.00%)	3.70%	03/31/2024		565	562,945
Invictus US NewCo LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.93%	03/28/2025		1,815	1,800,273
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	8.68%	03/30/2026		1,149	1,072,506
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.70%	01/31/2026		448	358,316
Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	01/31/2025		1,032	906,455
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	4.60%	10/01/2025		13,153	13,202,784
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(d)	5.44%	11/14/2025		2,085	2,101,076
Oxea Corp., Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	5.56%	10/14/2024		765	766,415
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	408	432,649
Term Loan B (1 mo. USD LIBOR + 4.75%)	6.86%	02/27/2026		1,138	1,078,166
PQ Corp., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	4.43%	02/05/2025		265	265,616
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.39%	11/20/2023		285	274,368
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	5.01%	10/01/2025		12,765	12,668,834
Tata Chemicals North America, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	4.88%	08/07/2020		1,804	1,803,916
Tronox Finance LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.61%	09/23/2024		152	152,314
					61,518,003
Clothing & Textiles–0.43%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	09/27/2024			2,533	2,532,821
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.45%	09/29/2025			3,109	3,111,061
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.78%	05/01/2024			1,927	1,541,845
Kontoor Brands, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	6.00%	05/17/2026			1,090	1,092,987
Mascot Bidco Oy (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/20/2026	EUR		401	442,415
Tumi, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	04/25/2025			95	93,820
						8,814,949
Conglomerates–0.51%
APi Group DE, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	09/30/2026			5,475	5,514,792
CTC AcquiCo GmbH (Germany), Term Loan B-1 (3 mo. EURIBOR + 2.50%)	2.50%	03/07/2025	EUR		1,192	1,304,512
Penn Engineering & Manufacturing Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	06/27/2024			1,323	1,321,771
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Conglomerates–(continued)
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.77%	02/03/2025		$ 1,170	$ 1,121,797
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.52%	02/03/2025		853	827,779
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.52%	02/02/2026		580	564,129
					10,654,780
Containers & Glass Products–2.93%
Berlin Packaging, LLC
Term Loan (1 mo. USD LIBOR + 3.00%)	4.78%	11/07/2025			499	489,946
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	5.11%	11/07/2025			2,093	2,051,084
Berry Global, Inc.
Term Loan U (1 mo. USD LIBOR + 2.50%)	4.26%	07/01/2026			23,790	23,918,936
Term Loan V (1 mo. EURIBOR + 2.50%)	2.50%	05/17/2026	EUR		532	590,485
Term Loan W (1 mo. USD LIBOR + 2.00%)	3.76%	10/01/2022			1,430	1,436,920
Term Loan X (1 mo. USD LIBOR + 2.00%)	3.76%	01/19/2024			678	680,818
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	5.23%	04/03/2024			601	590,855
Consolidated Container Co. LLC
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	05/22/2024			146	145,117
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	06/26/2026			1,908	1,913,178
Crown Americas LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.60%	04/03/2025			80	80,749
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(d)	6.26%	03/21/2024			9,599	9,406,832
Flex Acquisition Co., Inc.
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	5.35%	06/29/2025			5,085	4,943,977
Term Loan (3 mo. USD LIBOR + 3.00%)	5.09%	12/29/2023			46	44,364
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.05%	10/19/2023			5,283	5,124,686
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.56%	10/21/2024			393	361,920
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.70%	11/21/2023			3,788	3,726,696
Klockner Pentaplast of America, Inc.
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR		851	783,034
Term Loan (1 mo. USD LIBOR + 4.25%)	6.18%	06/30/2022			857	707,801
Libbey Glass, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.76%	04/09/2021			576	444,178
Refresco Group, N.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 3.25%)	3.25%	03/28/2025	EUR		450	498,390
Term Loan B-3 (f)	—	03/28/2025			969	971,116
TricorBraun, Inc., Term Loan (2 mo. USD LIBOR + 3.75%)	5.86%	11/30/2023			237	233,563
Trident TPI Holdings, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.70%	10/17/2024			999	949,103
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.25%	10/17/2024	EUR		446	468,764
						60,562,512
Cosmetics & Toiletries–1.02%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	09/26/2024			7,118	6,652,060
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.45%	09/26/2025			2,470	2,123,965
Anastasia Parent, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.68%	08/11/2025			1,539	1,294,066
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.01%	04/05/2025			10,864	10,578,938
Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)	5.25%	06/05/2026	EUR		526	543,220
						21,192,249
Drugs–1.60%
Bausch Health Americas, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	4.52%	11/27/2025			9,212	9,256,309
Catalent Pharma Solutions, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.95%	05/17/2026			3,495	3,505,586
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	6.00%	04/29/2024			10,057	9,301,655
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Drugs–(continued)
Grifols Worldwide Operations USA, Inc.
Term Loan B (1 mo. USD LIBOR + 2.20%)	3.77%	11/15/2027		$ 1,362	$ 1,371,928
Term Loan B (1 mo. USD LIBOR + 2.00%)	3.77%	11/15/2027		1,016	1,023,260
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	4.76%	06/02/2025		8,503	8,548,886
					33,007,624
Ecological Services & Equipment–1.06%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	3.85%	11/10/2023			4,974	4,991,922
EnergySolutions, LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	5.86%	05/11/2025			2,178	2,058,417
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	05/30/2025			11,467	11,359,768
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	03/20/2025			49	48,655
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(d)	9.45%	03/20/2026			322	291,358
Tunnel Hill Partners, L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	02/06/2026			503	501,361
US Ecology, Inc., Term Loan (f)	—	08/14/2026			899	906,738
WCA Waste Systems, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	08/11/2023			1,787	1,781,970
						21,940,189
Electronics & Electrical–9.02%
Applied Systems, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.36%	09/19/2024			21	21,123
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	9.11%	09/19/2025			173	176,528
Boxer Parent Co., Inc.
Term Loan (f)	—	10/02/2025			2,201	2,122,462
Term Loan (f)	—	10/02/2025	EUR		393	431,915
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.93%	04/18/2025			1,365	1,319,728
Canyon Valor Cos., Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.75%)	4.86%	06/16/2023			3,108	3,113,033
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	04/06/2026			12,366	12,308,890
Dell International LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.71%	09/12/2025			3,705	3,730,195
Diebold Nixdorf, Inc.
Term Loan A (1 mo. USD LIBOR + 4.75%)	6.56%	04/30/2022			1,027	992,700
Term Loan A-1 (1 mo. USD LIBOR + 9.25%)	11.00%	08/31/2022			5,302	5,512,667
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR		1,851	1,890,758
Term Loan B (1 mo. USD LIBOR + 2.75%)	4.56%	11/06/2023			3,516	3,287,111
Dynatrace LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.45%	08/22/2025			107	107,943
Energizer Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	4.06%	12/17/2025			2,339	2,352,562
ETA Australia Holdings III Pty. Ltd. (Australia), Term Loan (1 mo. USD LIBOR + 4.00%)(d)	5.70%	05/06/2026			2,775	2,789,036
Everest Bidco S.A.S. (France), First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/04/2025	EUR		2,794	3,017,088
Finastra USA, Inc. (United Kingdom)
First Lien Term Loan (6 mo. EURIBOR + 3.00%)	4.00%	06/13/2024	EUR		2,679	2,944,607
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.70%	06/13/2024			123	120,509
Go Daddy Operating Company, LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	3.45%	02/15/2024			9,514	9,567,014
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.70%	07/07/2025			665	675,077
IGT Holding IV AB (Sweden)
Term Loan B (f)	—	07/26/2024	EUR		851	940,211
Term Loan B (3 mo. USD LIBOR + 3.50%)	6.11%	07/26/2024			1,676	1,661,368
Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.74%	01/11/2027			1,845	1,685,517
ION Corporates
Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	10/02/2025	EUR		2,092	2,281,314
Term Loan (3 mo. USD LIBOR + 4.25%)	6.18%	10/02/2025			1,087	1,078,030
MA Finance Co., LLC, Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.95%	11/19/2021			476	476,741
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(d)	7.91%	05/08/2025			4,706	4,588,070
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
McAfee, LLC, Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	09/30/2024	EUR	2,742	$ 3,033,866
Microchip Technology, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.71%	05/29/2025		$ 4,337	4,347,184
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	6.11%	03/06/2026		59	59,554
MKS Instruments, Inc., Term Loan B-6 (1 mo. USD LIBOR + 1.75%)	3.45%	02/02/2026		915	917,604
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.96%	07/05/2023		771	770,490
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.78%	04/29/2026		3,943	3,805,201
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	4.21%	08/28/2026		4,555	4,565,007
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	5.20%	08/08/2024		2,787	2,619,661
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	6.20%	08/08/2024		1,914	1,876,617
Oberthur Technologies of America Corp., Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/10/2024	EUR	3,267	3,549,879
ON Semiconductor Corp., Term Loan B-4 (3 mo. USD LIBOR + 2.00%)	3.70%	09/19/2026		5,153	5,181,242
Open Text Corp. (Canada), Term Loan (1 mo. USD LIBOR + 1.75%)	3.45%	05/30/2025		72	72,821
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.95%	01/31/2025		1,215	754,773
Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	02/01/2024		5,699	4,720,569
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.20%	07/02/2025		7,144	6,788,790
Project Accelerate Parent, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)(d)	6.01%	01/02/2025		3,634	3,611,271
Project Leopard Holdings, Inc.
Incremental Term Loan (6 mo. USD LIBOR + 4.25%)	6.45%	07/07/2023		2,230	2,224,933
Term Loan (6 mo. USD LIBOR + 4.50%)	6.70%	07/07/2023		1,618	1,620,622
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.18%	05/16/2025		11,302	11,259,545
Renaissance Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	05/30/2025		45	44,728
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.70%	05/29/2026		773	723,126
Resideo Funding, Inc, Term Loan B (3 mo. USD LIBOR + 2.00%)	4.36%	10/25/2025		1,436	1,432,009
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.96%	04/24/2022		10,423	8,335,981
RP Crown Parent, LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	4.45%	10/12/2023		92	92,161
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	10/31/2025		4,124	4,062,130
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	9.70%	11/02/2026		564	541,596
Science Applications International Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	10/31/2025		3,711	3,717,058
Severin Acquisition, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.15%	08/01/2025		8	8,040
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.40%	05/16/2025		543	522,481
SS&C Technologies, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	3.95%	07/08/2022		4	3,580
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.95%	04/16/2025		5,985	6,032,855
Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	3.95%	04/16/2025		3,896	3,927,122
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	3.95%	04/16/2025		6,342	6,382,036
Sybil Software LLC
Term Loan (3 mo. USD LIBOR + 2.25%)	4.36%	09/29/2023		3,337	3,364,209
Term Loan (f)	—	09/30/2023	EUR	304	337,264
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.28%	09/28/2024		5,022	5,041,205
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	05/04/2026		7,487	7,531,765
Verint Systems, Inc., Term Loan (2 mo. USD LIBOR + 2.00%)	3.84%	06/29/2024		395	397,532
Veritas US, Inc., Term Loan (f)	—	01/27/2023	EUR	299	317,650
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.20%	12/01/2023		2,833	2,774,219
					186,560,573
Equipment Leasing–0.00%
United Rentals (North America), Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.45%	10/31/2025			27	26,870
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Financial Intermediaries–0.97%
Edelman Financial Center, LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.97%	07/19/2025		$ 55	$ 54,847
Evergood 4 APS (Denmark)
Second Lien Term Loan (3 mo. EURIBOR + 7.00%)	8.00%	02/06/2027	EUR	1,154	1,268,298
Term Loan B-1-E (3 mo. EURIBOR + 3.25%)	3.25%	02/06/2025	EUR	714	780,528
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	02/06/2025	EUR	973	1,075,103
GEO Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 2.00%)	3.71%	03/22/2024		3,241	2,892,549
LPL Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	11/12/2026		2,678	2,690,309
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)(d)	7.70%	06/30/2023		7,489	6,553,298
RPI Finance Trust, Term Loan B-6 (1 mo. USD LIBOR + 2.00%)	3.70%	03/27/2023		3,380	3,403,072
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR	1,145	1,222,450
Stiphout Finance LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	10/26/2022		146	142,736
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	8.96%	10/26/2023		43	40,453
					20,123,643
Food & Drug Retailers–0.02%
Albertsons Cos., Inc., Term Loan B-8 (1 mo. USD LIBOR + 2.75%)	4.45%	08/17/2026		449	452,866
Food Products–3.75%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.51%	10/01/2025		1	882
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.51%	10/01/2026		1,227	1,213,403
Arnott’s Biscuits Ltd., Term Loan (f)	—	10/16/2026		3,096	3,101,702
B&G Foods, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.20%	09/16/2026		1,143	1,152,165
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	03/31/2025		216	216,084
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	6.03%	07/03/2020		6,113	5,865,198
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.46%	04/06/2024		7,225	7,154,797
H-Food Holdings, LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	5.70%	05/23/2025		292	273,538
Term Loan (1 mo. USD LIBOR + 3.69%)	5.39%	05/23/2025		5,532	5,148,792
Hostess Brands, LLC, First Lien Term Loan B (1 mo. USD LIBOR + 2.25%)	4.11%	08/03/2025		1,991	1,991,619
Jacobs Douwe Egberts International B.V., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.81%	11/01/2025		5,483	5,514,294
JBS USA Lux S.A., Term Loan B (1 mo. USD LIBOR + 2.00%)	4.20%	05/01/2026		19,393	19,547,623
Manna Pro Products, LLC
Delayed Draw Term Loan (d)(e)	1.00%	12/08/2023		812	803,989
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)(d)	7.70%	12/08/2023		2,740	2,712,595
Mastronardi Produce-USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.95%	05/01/2025		1,502	1,505,917
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	4.02%	05/15/2024		3,943	3,952,032
Shearer’s Foods, LLC
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.45%	06/30/2022		449	444,401
Term Loan (1 mo. USD LIBOR + 4.25%)	5.95%	03/31/2022		3,792	3,792,373
United Natural Foods, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.95%	10/22/2025		15,975	13,236,698
					77,628,102
Food Service–3.59%
Aramark Services, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	3.45%	03/11/2025		18	18,250
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	03/20/2025		1,256	1,196,027
EG Finco Ltd. (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	6.11%	02/06/2025		1,382	1,348,997
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR	1,872	2,019,438
Euro Garages (Netherlands), Term Loan B (3 mo. USD LIBOR + 4.00%)	6.11%	02/06/2025		1,056	1,030,489
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	07/20/2025		3,550	3,389,873
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Service–(continued)
New Red Finance, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.45%	11/19/2026		$ 19,587	$ 19,606,817
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.45%	11/14/2026		21,602	21,623,336
NPC International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.43%	04/19/2024		2,564	1,288,564
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	9.43%	04/18/2025		669	85,832
Pizza Hut Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	3.51%	04/03/2025		185	186,226
Restaurant Technologies, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	10/01/2025		94	94,521
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	8.20%	10/01/2026		1,465	1,452,397
TMK Hawk Parent, Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	5.27%	09/26/2024		3,134	2,532,453
US Foods, Inc.
Incremental Term Loan B (f)	—	08/15/2026		4,040	4,055,540
Term Loan (1 mo. USD LIBOR + 1.75%)	3.54%	06/27/2023		12,901	12,939,933
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	6.86%	11/29/2024		1,425	1,428,052
					74,296,745
Forest Products–0.00%
American Greetings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	04/06/2024			23	22,029
Health Care–3.32%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.20%	02/11/2022			1,777	1,782,580
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.20%	02/16/2023			7,094	7,116,580
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (f)	—	09/30/2025	EUR		1,159	1,239,077
athenahealth, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	6.40%	02/11/2026			3,519	3,521,535
Biogroup-LCD (France), First Lien Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2026	EUR		588	650,961
BVI Medical, Inc., Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	03/02/2026	EUR		472	525,884
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B-3 (3 mo. EURIBOR + 4.00%)	4.00%	07/20/2025	EUR		473	525,145
Curie Merger Sub, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)(d)	5.95%	10/29/2026			578	578,048
Dentalcorp Perfect Smile ULC (Canada)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	06/06/2025			30	29,181
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.20%	06/08/2026			2,075	2,054,449
Explorer Holdings, Inc., Term Loan B (f)	—	11/20/2026			5,763	5,738,598
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.63%	03/05/2026			36	34,556
Financiere Mendel (France), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	04/12/2026	EUR		3,442	3,814,968
Global Healthcare Exchange, LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	5.36%	06/28/2024			325	321,831
GoodRx, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.51%	10/10/2025			961	961,573
Greatbatch, Ltd., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.27%	10/27/2022			127	127,670
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.20%	08/06/2026			4,832	4,758,427
IQVIA, Inc., Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	4.10%	01/17/2025			781	785,316
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR		2,795	3,061,486
MED ParentCo., L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.95%	08/02/2027			477	473,871
Nidda Healthcare Holding AG (Germany)
Term Loan C (3 mo. GBP LIBOR + 4.50%)	5.30%	08/21/2024	GBP		486	632,861
Term Loan D (3 mo. EURIBOR+ 4.00%)	4.00%	08/21/2024	EUR		1,978	2,191,343
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.31%	06/30/2025			3,669	3,627,238
PAREXEL International Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	09/27/2024			153	148,006
Prophylaxis B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR		2,577	2,055,348
Sunshine Luxembourg VII S.a.r.l. (Switzerland)
Term Loan (3 mo. USD LIBOR + 4.25%)	6.35%	07/23/2026			7,433	7,469,645
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	10/01/2026	EUR		1,572	1,739,953
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.96%	09/02/2024			45	44,135
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Synlab Bondco PLC (United Kingdom), First Lien Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	07/01/2026	EUR	3,065	$ 3,392,511
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.45%	02/06/2024		$ 2,265	1,614,317
Terveys-ja hoivapalvelut Suomi Oy (Finland)
First Lien Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	08/11/2025	EUR	1,802	1,996,937
Second Lien Term Loan (3 mo. EURIBOR + 7.50%)	7.50%	07/19/2026	EUR	986	1,097,412
Unilabs Diagnostics AB (Sweden), Revolver Loan (d)(e)	0.00%	04/01/2021	EUR	1,850	2,026,708
Upstream Newco, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)(d)	6.20%	10/22/2026		1,461	1,466,786
WP CityMD Bidco LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	6.61%	08/13/2026		1,079	1,072,598
					68,677,534
Home Furnishings–0.80%
Comfort Holding, LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	6.45%	02/05/2024			2,595	2,569,282
Global Appliance, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	5.71%	09/29/2024			3,068	3,002,454
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	08/05/2024			749	738,004
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR		2,192	1,944,703
Serta Simmons Bedding, LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.26%	11/08/2023			5,005	2,957,229
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.72%	11/08/2024			3,511	1,050,478
TGP Holdings III, LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.95%	09/25/2024			3,557	3,343,611
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.20%	09/25/2025			1,002	926,438
						16,532,199
Industrial Equipment–1.62%
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	04/28/2025			737	710,581
Alpha AB Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR		327	349,079
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	5.26%	12/11/2024			235	234,911
Clark Equipment Co.
Term Loan (f)	—	05/18/2024			883	885,108
Term Loan B (3 mo. USD LIBOR + 2.00%)	4.10%	05/18/2024			3,809	3,815,172
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%)	4.60%	01/31/2024			93	93,406
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	6.47%	06/27/2026			1,801	1,714,573
Delachaux Group S.A. (France)
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	04/16/2026	EUR		1,364	1,509,243
Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	6.50%	04/16/2026			937	935,771
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.45%	08/29/2023			220	220,605
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	6.36%	07/19/2024			1,255	1,255,100
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.10%	07/19/2024			1,189	1,169,382
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.36%	07/18/2025			1,812	1,792,834
Gardner Denver, Inc., Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	4.45%	07/30/2024			3,502	3,519,589
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.53%	05/31/2023			842	845,675
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(d)	4.11%	07/02/2025			4,833	4,845,054
MX Holdings US, Inc., Term Loan B-1C (1 mo. USD LIBOR + 3.00%)	4.45%	07/31/2025			3,373	3,393,811
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(d)	6.11%	03/08/2025			1,281	1,056,989
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.61%	11/27/2020			284	235,593
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)(d)	5.00%	02/28/2025			2,663	2,363,088
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	9.75%	02/28/2026			1,177	970,876
Terex Corp.
Term Loan (2 mo. USD LIBOR + 2.00%)	3.84%	01/31/2024			636	637,381
Term Loan (1 mo. USD LIBOR + 2.75%)	4.59%	01/31/2024			905	909,854
						33,463,675
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Insurance–0.38%
Andromeda Investissements S.A. (France)
Term Loan B-1 (3 mo. USD LIBOR + 4.75%)	4.75%	04/26/2026	EUR	927	$ 1,036,896
Term Loan B-2 (f)	—	04/26/2026	EUR	484	540,923
FrontDoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.25%	08/16/2025		$ 340	341,740
Hub International Ltd.
Incremental Term Loan (f)	—	04/25/2025		3,685	3,700,444
Term Loan (3 mo. USD LIBOR + 3.00%)	4.69%	04/25/2025		107	106,067
USI, Inc., Term Loan (f)	—	11/30/2026		2,112	2,115,011
					7,841,081
Leisure Goods, Activities & Movies–3.08%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	4.20%	02/01/2024		18,207	18,131,002
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.46%	10/19/2023		5,099	4,937,273
Bright Horizons Family Solutions, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	11/07/2023		135	135,575
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	6.26%	01/04/2026		164	165,943
Crown Finance US, Inc.
Term Loan (1 mo. USD LIBOR + 2.25%)	3.95%	02/28/2025		13,958	13,930,021
Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	09/20/2026		3,198	3,199,366
CWGS Group, LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.53%	11/08/2023		3,573	3,222,695
Dorna Sports, S.L. (Spain), Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	5.20%	04/12/2024		2,078	2,050,248
Fitness International, LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.95%	04/18/2025		2,041	2,033,910
Invictus Media S.L.U. (Spain)
Term Loan A-1 (d)(f)	—	06/28/2024	EUR	646	711,723
Term Loan A-2 (d)(f)	—	06/28/2024	EUR	401	441,419
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR	1,417	1,560,252
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR	849	935,304
Lakeland Tours, LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	5.90%	12/16/2024		2,428	2,411,144
Live Nation Entertainment, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.57%	10/19/2026		490	492,451
Merlin Entertainments PLC (United Kingdom)
Term Loan B (f)	—	10/16/2026	EUR	1,387	1,541,730
Term Loan B-1 (f)	—	10/16/2026		2,298	2,318,787
Term Loan B-2 (f)	—	10/16/2026		302	304,740
Parques Reunidos (Spain), Term Loan B-1 (6 mo. EURIBOR + 3.75%)	3.75%	09/27/2026	EUR	2,325	2,573,655
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.70%	02/22/2024		580	582,708
SRAM, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.51%	03/15/2024		1,163	1,167,516
Vue International Bidco PLC (United Kingdom)
Delayed Draw Term Loan (e)	0.00%	06/21/2026	EUR	114	126,449
Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	633	703,232
					63,677,143
Lodging & Casinos–3.79%
Aimbridge Acquisition Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%)(d)	5.46%	02/01/2026		2,122	2,137,856
AMCP Clean Acquisition Co., LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.25%)(d)	5.95%	06/16/2025		209	202,532
Term Loan (1 mo. USD LIBOR + 4.25%)(d)	5.95%	06/16/2025		863	837,066
Aristocrat Technologies, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	3.72%	10/19/2024		61	61,760
B&B Hotels SAS (France)
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/10/2027	EUR	821	915,882
Term Loan B-1A (3 mo. EURIBOR + 4.75%)	4.75%	07/10/2026	EUR	1,802	2,008,674
Boyd Gaming Corp., Term Loan B (1 wk. USD LIBOR + 2.25%)	3.85%	09/15/2023		811	814,893
Caesars Entertainment Operating Co., LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.70%	10/06/2024		36	35,713
Caesars Resort Collection, LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	12/23/2024		21,315	21,186,526
CityCenter Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.95%	04/18/2024		3,653	3,663,666
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
ESH Hospitality, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.70%	09/18/2026		$ 1,523	$ 1,529,194
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (1 mo USD LIBOR + 2.00%)	3.70%	11/30/2023		877	882,390
Hilton Worldwide Finance, LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	3.46%	06/22/2026		3,531	3,552,243
Markermeer Finance B.V. (Netherlands), Term Loan B-3 (f)	—	12/22/2024	EUR	1,237	1,365,589
MGM Growth Properties Operating Partnership L.P., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.70%	03/21/2025		520	522,702
PCI Gaming Authority, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.70%	05/29/2026		2,623	2,641,724
Penn National Gaming, Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	3.95%	10/15/2025		2,976	2,991,935
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	4.45%	08/14/2024		68	68,059
Stars Group (US) Co-Borrower, LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.60%	07/10/2025		11,350	11,412,110
Station Casinos, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.21%	06/08/2023		7,633	7,659,804
Tackle Group S.a.r.l. (Luxembourg), Incremental Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	08/13/2024	EUR	1,741	1,931,791
Twin River Management Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	05/10/2026		2,089	2,088,812
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.72%	12/20/2024		7,651	7,684,094
Wyndham Hotels & Resorts, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	05/30/2025		2,165	2,177,691
					78,372,706
Nonferrous Metals & Minerals–0.59%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	03/21/2025			1,814	1,820,610
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	6.04%	06/01/2025			6,443	4,583,147
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	5.35%	01/28/2022			2,532	2,373,791
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.61%	01/30/2023			25	24,259
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	5.75%	05/01/2025			2,193	1,879,718
US Salt, LLC, Term Loan (1 mo. USD LIBOR + 4.75%)(d)	6.45%	01/16/2026			1,488	1,493,957
						12,175,482
Oil & Gas–4.72%
BCP Raptor, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.95%	06/24/2024			2,398	2,056,533
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	5.66%	09/30/2024			14,848	14,858,576
Brazos Delaware II, LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	5.72%	05/21/2025			3,817	3,091,782
California Resources Corp.
Term Loan (1 mo. USD LIBOR + 10.38%)	12.08%	12/31/2021			3,321	1,976,156
Term Loan (1 mo. USD LIBOR + 4.75%)	6.45%	12/31/2022			3,947	3,350,460
Centurion Pipeline Co., LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	09/29/2025			1,672	1,666,457
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	9.27%	03/06/2023			6,075	5,788,174
Encino Acquisition Partners Holdings, LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.45%	10/29/2025			3,460	2,456,363
Fieldwood Energy LLC
First Lien Term Loan (3 mo. USD LIBOR + 5.25%)	7.18%	04/11/2022			7,492	6,103,476
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.18%	04/11/2023			8,514	4,612,125
Glass Mountain Pipeline Holdings, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.21%	12/23/2024			2,067	1,927,437
Gulf Finance, LLC, Term Loan B (1 mo. USD LIBOR + 5.25%)	7.16%	08/25/2023			2,907	2,216,329
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	8.03%	07/02/2023			3,437	2,706,386
Lucid Energy Group II Borrower, LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	02/17/2025			2,787	2,417,395
McDermott Technology (Americas), Inc.
Term Loan (1 mo. USD LIBOR + 10.00%)(e)	5.08%	10/21/2021			8,190	8,283,889
Term Loan (3 mo. USD LIBOR + 5.00%)	7.10%	05/09/2025			10,001	4,909,862
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.95%	09/29/2025			1,204	1,207,161
Navitas Midstream Midland Basin, LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	12/13/2024			4,222	3,899,860
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 9.50%)(d)	11.61%	07/31/2022			4,184	3,807,689
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (d)(h)(i)	0.00%	07/16/2021			17	0
Petroleum GEO-Services ASA, Term Loan (3 mo. USD LIBOR + 2.50%)	4.60%	03/19/2021			6,760	6,402,293
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Oil & Gas–(continued)
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	6.85%	03/11/2026	$ 3,574	$ 3,439,718
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	8.11%	02/21/2021	19,829	8,086,027
Southcross Energy Partners, L.P.
DIP Term Loan (3 mo. Prime Rate + 5.25%)(h)	10.00%	12/30/2019	424	411,789
First Lien Term Loan (3 mo. Prime Rate + 5.25%)(h)	10.00%	12/30/2019	153	148,207
PIK Term Loan, 10.75% PIK Rate, 10.00% Cash Rate (g)(h)	10.75%	08/04/2021	1,504	937,321
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)(d)	8.26%	03/30/2023	917	834,329
				97,595,794
Publishing–1.26%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.70%	04/11/2025		1,725	1,726,373
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.95%	06/07/2023		8,833	8,113,003
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.20%	08/15/2026		9,357	9,397,256
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	3.76%	10/04/2023		818	816,747
ProQuest LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.20%	10/17/2026		2,914	2,929,902
Southern Graphics, Inc., First Lien Term Loan (2 mo. USD LIBOR + 3.25%)	4.95%	12/31/2022		5,060	3,162,565
					26,145,846
Radio & Television–2.44%
Diamond Sports Holdings, LLC., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.96%	08/24/2026		5,709	5,703,625
Gray Television, Inc., Term Loan C (1 mo. USD LIBOR + 2.50%)	4.28%	01/02/2026		5,440	5,467,204
iHeartCommunications, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.78%	05/01/2026		7,294	7,350,182
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	4.03%	01/17/2024		352	353,138
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.95%	01/17/2024		1,772	1,777,194
Term Loan B-4 (3 mo. USD LIBOR + 2.75%)	4.46%	09/18/2026		17,401	17,494,744
Sinclair Television Group, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	3.96%	01/03/2024		7,952	7,983,800
Term Loan B-2B (1 mo. USD LIBOR + 2.50%)	4.27%	09/30/2026		4,448	4,463,191
					50,593,078
Rail Industries–0.22%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	3.91%	11/06/2026		4,677	4,653,300
Retailers (except Food & Drug)–1.11%
Bass Pro Group, LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.70%	09/25/2024		9,279	9,140,126
BJ’s Wholesale Club, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 2.75%)	4.51%	02/03/2024		85	85,340
CDW LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	3.46%	08/30/2024		3,420	3,454,471
Claire’s Stores, Inc., First Lien Term Loan (6 mo. USD LIBOR + 7.25%)(d)	9.94%	10/12/2038		109	196,908
Fullbeauty Brands Holdings Corp.
PIK Term Loan B-2, 11.94% PIK Rate (g)	11.94%	02/07/2022		49	30,644
Term Loan (3 mo. USD LIBOR + 10.00%)(d)	12.10%	02/07/2022		758	663,086
Payless, Inc.
Term Loan A-1 (d)(i)	0.00%	02/10/2022		1,535	1,189,495
Term Loan A-2 (i)	0.00%	08/10/2022		2,881	432,149
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.18%	01/26/2023		9,657	7,685,229
					22,877,448
Surface Transport–1.04%
Commercial Barge Line Co., First Lien Term Loan (3 mo. USD LIBOR + 8.75%)	10.68%	11/12/2020		6,217	3,208,589
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	07/29/2022		1,945	1,903,580
Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	07/29/2022		7,263	7,109,096
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.70%	10/12/2024		27	26,321
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–(continued)
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	4.52%	12/06/2024		$ 2,811	$ 2,816,884
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)(d)	5.95%	06/26/2021		3,184	2,786,045
XPO Logistics, Inc.
Term Loan B (1 mo. USD LIBOR + 2.00%)	3.70%	02/24/2025		824	826,804
Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.26%	02/24/2025		2,844	2,859,975
					21,537,294
Telecommunications–8.88%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.45%	01/31/2025			21,636	21,659,740
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)(d)	5.77%	05/01/2024			12,322	10,381,331
Term Loan (1 mo. USD LIBOR + 3.00%)	4.77%	05/01/2024			271	227,102
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.71%	10/05/2023			11,200	10,396,630
Frontier Communications Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.46%	06/15/2024			2,069	2,067,519
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	05/16/2024			506	506,416
Inmarsat Finance plc (United Kingdom), Term Loan B (f)	—	11/15/2026			3,875	3,862,949
Intelsat Jackson Holdings S.A. (Luxembourg)
Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	5.68%	11/27/2023			679	670,678
Term Loan B-5 (2 mo. USD LIBOR + 6.63%)	6.63%	01/02/2024			4,524	4,528,455
Iridium Satellite LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	10/16/2026			3,441	3,478,766
Level 3 Financing, Inc.
Term Loan B (f)	—	03/01/2027			16,482	16,500,572
Term Loan B (1 mo. USD LIBOR + 1.75%)	3.45%	03/01/2027			2,571	2,564,645
Lumentum Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	12/10/2025			472	475,151
Midcontinent Communications, Term Loan B (1 mo. USD LIBOR + 2.25%)	4.01%	08/15/2026			1,923	1,937,327
MLN US Holdco LLC
First Term Loan B (1 mo. USD LIBOR + 4.50%)	6.28%	11/30/2025			4,773	4,227,334
Second Lien Term Loan (3 mo. USD LIBOR + 8.75%)	10.53%	11/30/2026			3,095	2,262,195
MM Holdphone (Spain), Term Loan B-1 (6 mo. EURIBOR + 3.25%)	3.25%	05/07/2026	EUR		942	1,038,959
MTN Infrastructure TopCo., Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.70%	11/15/2024			1,652	1,650,979
Odyssey Investissement S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	04/25/2025	EUR		3,213	3,553,092
Salt Mobile S.A., Term Loan B (f)	—	09/10/2026	EUR		714	793,920
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	3.46%	04/11/2025			13,795	13,813,750
Sprint Communications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.75%	02/02/2024			6,172	6,152,972
Term Loan (1 mo. USD LIBOR + 2.50%)	4.25%	02/02/2024			24,513	24,298,716
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	6.85%	03/09/2023			3,973	3,534,815
Telesat LLC, Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	4.61%	11/17/2023			16,620	16,659,554
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	7.11%	05/02/2023			6,129	5,837,632
Windstream Services, LLC
DIP Term Loan (1 mo. USD LIBOR + 2.50%)(h)	4.21%	02/26/2021			3,740	3,746,894
Term Loan B-6 (3 mo. Prime Rate + 5.00%)(h)	9.75%	03/29/2021			7,626	7,271,187
Term Loan B-7 (3 mo. Prime Rate + 4.25%)(h)	9.00%	02/17/2024			5,761	5,433,851
Zayo Group, LLC
Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.70%	01/19/2021			877	879,397
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.95%	01/19/2024			3,302	3,312,115
						183,724,643
Utilities–5.60%
AES Corp. (The), Term Loan (3 mo. USD LIBOR + 1.75%)	3.66%	05/24/2022			22	21,848
AI Alpine AT BidCo GmbH, Term Loan B (1 mo. USD LIBOR + 2.75%)(d)	4.61%	10/25/2025			34	32,817
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.20%	05/27/2022			891	889,748
Calpine Construction Finance Co., L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	4.20%	01/15/2025			11,358	11,401,499
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Calpine Corp.
Term Loan B-10 (1 mo. USD LIBOR + 2.50%)	4.20%	08/12/2026	$ 3,907	$ 3,924,211
Term Loan B-5 (3 mo. USD LIBOR + 2.50%)	4.61%	01/15/2024	8,688	8,722,375
Term Loan B-9 (3 mo. USD LIBOR + 2.75%)	4.86%	04/05/2026	14,611	14,679,334
Eastern Power, LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	10/02/2023	7,804	7,819,501
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	5.60%	12/17/2021	3,583	3,594,444
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	9.36%	12/19/2022	956	954,678
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.45%	10/31/2026	9,677	9,556,045
Heritage Power, LLC, Term Loan B (3 mo. USD LIBOR + 6.00%)(d)	8.21%	07/01/2026	5,384	5,229,535
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	5.20%	08/28/2025	251	253,513
KAMC Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.91%	08/14/2026	1,876	1,876,187
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	5.45%	01/30/2024	8,317	7,500,966
Term Loan C (1 mo. USD LIBOR + 3.75%)	5.45%	01/30/2024	469	423,066
Nautilus Power, LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.95%	05/16/2024	4,539	4,443,524
Pacific Gas and Electric Co.
Delayed Draw Term Loan (d)(e)	0.00%	01/29/2020	1,971	1,980,730
DIP Term Loan (1 mo. USD LIBOR + 2.25%)(d)	4.02%	12/31/2020	5,913	5,942,190
PowerTeam Services, LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.35%	03/06/2025	2,315	2,027,438
Revere Power, LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	6.36%	03/27/2026	1,360	1,335,300
Term Loan C (3 mo. USD LIBOR + 4.25%)	6.36%	03/27/2026	141	138,725
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.21%	12/02/2021	561	519,024
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.95%	12/08/2023	124	123,206
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.00%)	3.46%	12/31/2025	22,413	22,508,730
				115,898,634
Total Variable Rate Senior Loan Interests (Cost $1,887,151,984)					1,814,481,718
U.S. Dollar Denominated Bonds & Notes–7.75%
Aerospace & Defense–0.78%
TransDigm, Inc.(j)	6.25%	03/15/2026		15,087	16,227,939
Air Transport–0.18%
Mesa Airlines, Inc. Class B	5.75%	07/15/2025		3,766	3,747,731
Automotive–0.25%
Allison Transmission, Inc.(j)	5.88%	06/01/2029		1,581	1,709,176
IHO Verwaltungs GmbH (Germany)(j)	4.75%	09/15/2026		1,965	1,999,638
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. (Canada)(j)	6.25%	05/15/2026		1,488	1,581,937
					5,290,751
Building & Development–0.10%
American Builders & Contractors Supply Co., Inc.(j)	4.00%	01/15/2028		2,056	2,063,710
Business Equipment & Services–0.78%
Dun & Bradstreet Corp. (The)(j)	6.87%	08/15/2026		708	773,047
Prime Security Services Borrower, LLC/Prime Finance, Inc.(j)	5.25%	04/15/2024		5,890	6,081,366
Prime Security Services Borrower, LLC/Prime Finance, Inc.(j)	5.75%	04/15/2026		8,809	9,217,685
					16,072,098
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cable & Satellite Television–1.54%
Altice Financing S.A. (Luxembourg)(j)	6.63%	02/15/2023		$ 851	$ 872,266
Altice Financing S.A. (Luxembourg)(j)	7.50%	05/15/2026		10,469	11,162,310
Altice France S.A. (France)(j)	5.50%	01/15/2028		1,485	1,503,600
Altice France S.A. (France)(j)	7.37%	05/01/2026		2,001	2,141,120
CSC Holdings, LLC(j)	5.75%	01/15/2030		551	581,994
CSC Holdings, LLC(j)	5.50%	05/15/2026		10,933	11,575,122
Numericable-SFR S.A. (France)(j)	8.12%	02/01/2027		2,763	3,066,999
Virgin Media Secured Finance PLC (United Kingdom)(j)	5.50%	08/15/2026		1,027	1,081,998
					31,985,409
Containers & Glass Products–0.50%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(j)	4.25%	09/15/2022		1,695	1,720,413
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(j)	4.13%	08/15/2026		3,346	3,402,460
Berry Global, Inc.(j)	4.87%	07/15/2026		2,312	2,423,263
Reynolds Group Issuer, Inc./LLC	5.75%	10/15/2020		130	130,179
Reynolds Group Issuer, Inc./LLC (3 mo. USD LIBOR + 3.50%)(j)(k)	5.50%	07/15/2021		1,868	1,876,873
Trivium Packaging Finance B.V. (Netherlands)(j)	5.50%	08/15/2026		726	763,671
					10,316,859
Drugs–0.02%
Catalent Pharma Solutions, Inc.(j)	3.95%	07/15/2027		322	334,823
Electronics & Electrical–1.68%
CommScope, Inc.(j)	8.25%	03/01/2027		2,356	2,373,611
CommScope, Inc.(j)	6.00%	03/01/2026		7,705	8,085,442
Dell International LLC/EMC Corp.(j)	5.45%	06/15/2023		1,385	1,502,436
Dell International LLC/EMC Corp.(j)	4.90%	10/01/2026		8,835	9,614,737
Dell International LLC/EMC Corp.(j)	5.30%	10/01/2029		11,044	12,235,289
Riverbed Technology, Inc.(j)	8.87%	03/01/2023		2,004	921,840
					34,733,355
Food Service–0.06%
eG Global Finance PLC (Netherlands)(j)	6.75%	02/07/2025		1,211	1,198,890
Health Care–0.06%
IQVIA, Inc.(j)	5.00%	05/15/2027		1,209	1,272,258
Industrial Equipment–0.47%
F-Brasile S.p.A./F-Brasile US LLC Series XR (Italy)(j)	7.38%	08/15/2026		9,234	9,788,040
Lodging & Casinos–0.22%
ESH Hospitality, Inc.(j)	5.25%	05/01/2025		1,390	1,438,650
ESH Hospitality, Inc.(j)	4.62%	10/01/2027		2,965	2,986,711
VICI Properties 1 LLC	8.00%	10/15/2023		205	223,681
					4,649,042
Nonferrous Metals & Minerals–0.13%
TiZir Ltd. (United Kingdom)(j)	9.50%	07/19/2022		2,611	2,754,254
Oil & Gas–0.01%
Pacific Drilling S.A. (Luxembourg)(j)	8.38%	10/01/2023		155	125,161
Publishing–0.40%
Clear Channel Worldwide Holdings, Inc.(j)	5.13%	08/15/2027		7,906	8,242,203
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Radio & Television–0.46%
Diamond Sports Group LLC/Diamond Sports Finance Co.(j)	5.38%	08/15/2026		$ 2,720	$ 2,765,897
iHeartCommunications, Inc.	6.37%	05/01/2026		1,708	1,847,868
iHeartCommunications, Inc.	8.37%	05/01/2027		1,732	1,892,253
iHeartCommunications, Inc.(j)	5.25%	08/15/2027		1,321	1,360,597
Nexstar Broadcasting, Inc.(j)	5.63%	07/15/2027		1,501	1,584,610
					9,451,225
Steel–0.00%
ERP Iron Ore, LLC 8.00% PIK Rate(d)(i)	8.00%	12/31/2019		56	39,038
Telecommunications–0.07%
Goodman Networks, Inc.	8.00%	05/11/2022		2,535	1,413,202
Windstream Services, LLC/Windstream Finance Corp.(h)(j)	9.00%	06/30/2025		12	4,595
					1,417,797
Utilities–0.04%
Calpine Corp.(j)	5.25%	06/01/2026		725	759,403
Total U.S. Dollar Denominated Bonds & Notes (Cost $156,399,135)					160,469,986
			Shares
Common Stocks & Other Equity Interests–1.85%(l)
Aerospace & Defense–0.09%
IAP Worldwide Services, Inc.(d)(m)				134	1,782,570
Automotive–0.03%
Dayco Products, LLC(m)				3,261	24,458
Dayco Products, LLC(m)				3,266	24,495
ThermaSys Corp.(m)				1,949,645	341,188
Transtar Holding Co., Class A(m)				3,149,478	220,463
					610,604
Building & Development–0.09%
Lake at Las Vegas Joint Venture, LLC, Class A(d)(m)				518	0
Lake at Las Vegas Joint Venture, LLC, Class B(d)(m)				4	0
Masonite International Corp.(m)				27,093	1,945,277
					1,945,277
Business Equipment & Services–0.06%
Checkout Holding Corp.(m)				15,070	61,538
Crossmark Holdings, Inc., Wts. expiring 07/26/2024(m)				11,489	580,193
Crossmark Holdings, Inc., Wts. expiring 07/26/2024(m)				519	292
EmployBridge Holding Co.(m)				43,971	241,841
NexTier Oilfield Solutions, Inc.(m)				77,159	369,592
					1,253,456
Cable & Satellite Television–0.07%
Ion Media Networks, Inc.(m)				4,471	1,386,010
Drugs–0.00%
Envigo RMS Holding Corp.(d)(m)				9,085	51,966
Food Products–0.00%
QCE LLC(d)(m)				17	0
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Shares	Value
Health Care–0.00%
Millennium International, Ltd.	259,087	$ 29,925
Lodging & Casinos–0.14%
Caesars Entertainment Corp.(m)	83,880	1,093,795
Twin River Worldwide Holdings, Inc.	74,652	1,814,044
		2,907,839
Oil & Gas–0.56%
AF Global, Inc.(m)	1,049	57,171
Fieldwood Energy LLC(m)	53,244	1,251,234
Fieldwood Energy LLC(m)	14,375	337,812
HGIM Corp.(m)	6,310	47,325
HGIM Corp., Wts. expiring 07/02/2043(m)	28,193	211,447
Pacific Drilling S.A.(m)	178,023	507,366
Paragon Offshore Finance Co., Class A (Cayman Islands)(h)(i)(m)	4,595	1,356
Paragon Offshore Finance Co., Class B (Cayman Islands)(h)(i)(m)	2,298	46,151
Samson Investment Co., Class A(m)	261,209	5,746,598
Transocean Ltd.(m)	428,980	2,136,320
Tribune Resources, Inc., Wts., expiring 04/03/2023(m)	170,533	5,116
Tribune Resources, Inc.(m)	658,667	1,350,267
		11,698,163
Publishing–0.18%
Clear Channel Outdoor Holdings, Inc.(m)	709,300	1,759,064
F&W Publications, Inc.(d)(m)	288	0
Merrill Communications LLC, Class A(m)	133,776	1,872,864
Tribune Publishing Co.	2,262	28,320
		3,660,248
Radio & Television–0.22%
iHeartCommunications, Inc., Wts., expiring 05/01/2039(m)	256,251	3,790,465
iHeartMedia, Inc., Class A(m)	43,845	674,774
iHeartMedia, Inc., Class B(m)	29	417
		4,465,656
Retailers (except Food & Drug)–0.05%
Claire’s Stores, Inc.(m)	1,210,692	449,800
Fullbeauty Brands Holdings Corp.(d)(m)	6,173	475,321
Payless, Inc.(d)(m)	146,073	73,036
Toys ’R’ Us-Delaware, Inc.(d)(m)	11	52,521
Toys ’R’ Us-Delaware, Inc. TL USD(m)	11	306
		1,050,984
Surface Transport–0.00%
U.S. Shipping Corp.(d)(m)	6,189	62
U.S. Shipping Corp., CPR(d)(m)	87,805	74,634
		74,696
Telecommunications–0.01%
Consolidated Communications Holdings, Inc.	32,797	119,053
Goodman Networks, Inc.(d)(m)	159,473	0
		119,053
Utilities–0.35%
Bicent Power, LLC, Series A, Wts. expiring 08/21/2022(d)(m)	101	0
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

			Shares		Value
Utilities–(continued)
Bicent Power, LLC, Series B, Wts. expiring 08/21/2022(d)(m)				165	$ 0
Vistra Energy Corp.				252,278	6,692,935
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(m)				410,978	443,240
Vistra Operations Co. LLC(m)				606,090	33,335
					7,169,510
Total Common Stocks & Other Equity Interests (Cost $71,429,896)					38,205,957
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–1.08%
Automotive–0.11%
Tenneco, Inc. (3 mo. EURIBOR + 4.88%)(j)(k)	4.88%	04/15/2024	EUR	2,000	2,217,372
Building & Development–0.03%
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(j)(k)	5.12%	11/15/2022	EUR	291	298,880
Haya Finance 2017 S.A. (Spain)(j)	5.25%	11/15/2022	EUR	344	356,467
					655,347
Cable & Satellite Television–0.10%
Altice Finco S.A. (Luxembourg)(j)	4.75%	01/15/2028	EUR	1,299	1,430,672
Altice Luxembourg S.A. (Luxembourg)(j)	8.00%	05/15/2027	EUR	462	565,761
					1,996,433
Financial Intermediaries–0.34%
AnaCap Financial Europe S.A. SICAV-RAIF (United Kingdom) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	08/01/2024	EUR	500	494,157
Cabot Financial Luxembourg II S.A. (Luxembourg) (3 mo. EURIBOR + 6.38%)(j)(k)	6.38%	06/14/2024	EUR	597	683,362
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 4.50%)(j)(k)	4.50%	09/01/2023	EUR	336	329,186
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 3.50%)(j)(k)	3.50%	09/01/2023	EUR	1,402	1,347,107
Newday Bondco Plc (United Kingdom)(j)	7.37%	02/01/2024	GBP	1,370	1,740,916
Newday Bondco Plc (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(j)(k)	7.32%	02/01/2023	GBP	1,955	2,458,870
					7,053,598
Food Service–0.02%
eG Global Finance PLC (Netherlands)(j)	3.63%	02/07/2024	EUR	163	179,372
eG Global Finance PLC (Netherlands)(j)	4.37%	02/07/2025	EUR	223	244,166
					423,538
Health Care–0.08%
IDH Finance Plc (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(j)(k)	6.79%	08/15/2022	GBP	1,500	1,776,751
Home Furnishings–0.28%
Shop Direct Funding PLC (United Kingdom)(j)	7.75%	11/15/2022	GBP	4,711	5,795,714
Lodging & Casinos–0.12%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(j)(k)	6.16%	07/15/2025	GBP	1,963	2,541,921
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $23,238,125)					22,460,674
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Asset-Backed Securities–0.70%
Structured Products–0.70%
Avoca CLO XVII Series 17A, Class ER (United Kingdom) (3 mo. EURIBOR + 6.38%)(j)(k)	6.38%	10/15/2032	EUR	1,042	$ 1,136,700
Clontarf Park CLO Series 2017-1A, Class D (Ireland) (3 mo. EURIBOR + 5.10%)(j)(k)	5.10%	08/05/2030	EUR	387	399,126
Diamond CLO Ltd. Series 2019-1A, Class C (Cayman Islands) (3 mo. USD LIBOR + 3.60%)(j)(k)	5.54%	04/25/2029		$ 3,247	3,242,508
FS KKR Capital Corp. Series 2019-1A, Class A2 (3 mo. USD LIBOR + 3.00%)(j)(k)	4.50%	07/15/2030		3,421	3,387,998
NewStar Berkeley Fund CLO LLC Series 2016-1A, Class DR (Cayman Islands) (3 mo. USD LIBOR + 4.75%)(j)(k)	6.69%	10/25/2028		2,899	2,899,015
OCP Euro CLO Series 2017-1, Class E (Ireland) (3 mo. EURIBOR + 5.35%)(j)(k)	5.35%	06/18/2030	EUR	100	105,820
OCP Euro CLO Series 2017-2, Class E (Ireland) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	01/15/2032	EUR	437	453,775
Octagon Investment Partners XIX Ltd. Series 2014-1A, Class E (Cayman Islands) (3 mo. USD LIBOR + 4.85%)(j)(k)	6.85%	04/15/2026		2,920	2,779,082
Total Asset-Backed Securities (Cost $14,530,534)					14,404,024
			Shares
Preferred Stocks–0.01%
Automotive–0.01%
ThermaSys Corp., Series A				415,320	238,809
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc., Series A(d)				197	34,475
Vivarte, Class A (France)(d)				7,780	0
Vivarte, Class A Preference Shares (France)(d)				259	0
Vivarte, Class B Preference Shares (France)(d)				259	0
					34,475
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1(d)				189,735	0
Total Preferred Stocks (Cost $546,003)					273,284

Money Market Funds–2.88%
Invesco Government & Agency Portfolio,Institutional Class, 1.53%(n)				20,885,861	20,885,861
Invesco Liquid Assets Portfolio,Institutional Class, 1.72%(n)				14,741,762	14,747,659
Invesco Treasury Portfolio,Institutional Class, 1.52%(n)				23,869,555	23,869,555
Total Money Market Funds (Cost $59,503,074)					59,503,075
TOTAL INVESTMENTS IN SECURITIES–101.96% (Cost $2,212,798,751)					2,109,798,718
OTHER ASSETS LESS LIABILITIES–(1.96)%					(40,602,422)
NET ASSETS–100.00%					$2,069,196,296
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(f)	This variable rate interest will settle after November 30, 2019, at which time the interest rate will be determined.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2019 was $1,708,189, which represented less than 1% of the Fund’s Net Assets.
(j)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $188,040,732, which represented 9.09% of the Fund’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(l)	Acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/16/2019	Barclays Bank PLC	EUR	25,950,860	USD	28,757,895	$138,345
12/16/2019	Barclays Bank PLC	USD	8,981,986	GBP	6,995,098	69,264
12/16/2019	Canadian Imperial Bank of Commerce	USD	9,234,902	GBP	7,189,709	68,163
12/16/2019	Citibank N.A.	EUR	23,461,751	USD	26,007,516	133,045
12/16/2019	Citibank N.A.	USD	29,225,995	EUR	26,512,737	13,213
12/16/2019	Citibank N.A.	USD	9,233,401	GBP	7,189,709	69,664
12/16/2019	Citibank N.A.	USD	4,776	SEK	46,453	78
01/15/2020	Goldman Sachs International	USD	9,818,290	EUR	8,883,031	1,021
12/16/2019	J.P. Morgan Chase Bank, N.A.	CHF	1,084,926	USD	1,091,709	5,324
12/16/2019	J.P. Morgan Chase Bank, N.A.	EUR	25,784,554	USD	28,565,133	128,991
12/16/2019	J.P. Morgan Chase Bank, N.A.	USD	29,156,057	EUR	26,512,737	83,151
12/16/2019	Royal Bank of Canada	EUR	33,328,853	USD	36,861,529	105,262
12/16/2019	Royal Bank of Canada	USD	29,209,612	EUR	26,512,737	29,595
01/15/2020	Royal Bank of Canada	CHF	1,086,728	USD	1,103,425	12,298
01/15/2020	Royal Bank of Canada	EUR	2,274,915	USD	2,516,847	2,155
01/15/2020	Toronto Dominion Bank	EUR	26,516,894	USD	29,320,896	9,097
Subtotal—Appreciation						868,666
Currency Risk
12/16/2019	Bank of America Merrill Lynch	GBP	6,997,133	USD	8,926,593	(127,290)
12/16/2019	Barclays Bank PLC	GBP	141,225	USD	180,223	(2,514)
01/15/2020	Barclays Bank PLC	GBP	7,176,864	USD	9,227,293	(70,957)
01/15/2020	Canadian Imperial Bank of Commerce	GBP	7,176,890	USD	9,230,353	(67,932)
12/16/2019	Citibank N.A.	SEK	46,453	USD	4,763	(91)
01/15/2020	Citibank N.A.	EUR	26,516,822	USD	29,302,420	(9,301)
01/15/2020	Citibank N.A.	GBP	7,176,890	USD	9,228,860	(69,425)
01/15/2020	Citibank N.A.	SEK	46,453	USD	4,787	(78)
12/16/2019	Deutsche Bank AG	GBP	246,337	USD	317,017	(1,728)
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/16/2019	J.P. Morgan Chase Bank, N.A.	GBP	6,994,911	USD	8,917,609	$(133,398)
01/15/2020	J.P. Morgan Chase Bank, N.A.	EUR	26,516,823	USD	29,231,217	(80,504)
12/16/2019	Royal Bank of Canada	GBP	6,994,911	USD	8,921,100	(129,908)
12/16/2019	Royal Bank of Canada	USD	1,098,484	CHF	1,084,926	(12,099)
12/16/2019	Royal Bank of Canada	USD	2,773,302	EUR	2,475,000	(43,782)
01/15/2020	Royal Bank of Canada	EUR	26,516,823	USD	29,284,887	(26,834)
01/15/2020	State Street Bank & Trust Co.	USD	223,580	EUR	201,234	(1,136)
12/16/2019	Toronto Dominion Bank	USD	29,244,423	EUR	26,512,809	(5,136)
Subtotal—Depreciation						(782,113)
Total Forward Foreign Currency Contracts						$86,553

Abbreviations:
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound Sterling
SEK	—Swedish Krona
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended November 30, 2019, there were transfers from Level 3 to Level 2 of $21,703,665, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $54,029,244, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$1,694,180,675	$120,301,043	$1,814,481,718
U.S. Dollar Denominated Bonds & Notes	—	160,430,948	39,038	160,469,986
Common Stocks & Other Equity Interests	17,140,540	18,555,307	2,510,110	38,205,957
Non-U.S. Dollar Denominated Bonds & Notes	—	22,460,674	—	22,460,674
Asset-Backed Securities	—	14,404,024	—	14,404,024
Preferred Stocks	—	238,809	34,475	273,284
Money Market Funds	59,503,075	—	—	59,503,075
Investments Matured	—	448,178	140,516	588,694
Total Investments in Securities	76,643,615	1,910,718,615	123,025,182	2,110,387,412
Other Investments - Assets*
Forward Foreign Currency Contracts	—	868,666	—	868,666
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(782,113)	—	(782,113)
Total Other Investments	—	86,553	—	86,553
Total Investments	$76,643,615	$1,910,805,168	$123,025,182	$2,110,473,965

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
Invesco Floating Rate Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended November 30, 2019:
	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value November 30, 2019
Variable Rate Senior Loan Interests	$88,322,318	$6,016,496	$(10,610,565)	$57,760	$(64,248)	$(558,225)	$53,976,723	$(16,839,216)	$120,301,043
U.S. Dollar Denominated Bonds & Notes	39,038	-	(15,992)	28,526	(37,131)	24,597	-	-	39,038
Common Stocks & Other Equity Interests	10,942,538	-	-	-	-	(3,620,500)	52,521	(4,864,449)	2,510,110
Preferred Stocks	110,369	-	-	-	-	(75,894)	-	-	34,475
Investments Matured	140,399	-	(892)	42	-	967	-	-	140,516
Total	$99,554,662	$6,016,496	$(10,627,449)	$86,328	$(101,379)	$(4,229,055)	$54,029,244	$(21,703,665)	$123,025,182
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Floating Rate Fund